Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Financial assets	kr 357,401	kr 370,695
Committed undisbursed loans	54,975	75,369
AAA
Risk information
Financial assets	148,439	156,988
Committed undisbursed loans	47,522	66,058
AA+ to A-
Risk information
Financial assets	102,118	109,607
Committed undisbursed loans	410	1,389
BBB+ to BBB-
Risk information
Financial assets	69,983	72,362
Committed undisbursed loans	2,421	5,284
BB+ to B-
Risk information
Financial assets	35,595	31,623
Committed undisbursed loans	4,467	2,638
CCC to D
Risk information
Financial assets	1,266	115
Committed undisbursed loans	155
Cash and cash equivalents
Risk information
Financial assets	3,482	4,060
Cash and cash equivalents | AAA
Risk information
Financial assets	1,000	3,000
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets	2,476	1,060
Cash and cash equivalents | BBB+ to BBB-
Risk information
Financial assets	5
Cash and cash equivalents | BB+ to B-
Risk information
Financial assets	1
Treasuries/government bonds
Risk information
Financial assets	11,525	15,048
Treasuries/government bonds | AAA
Risk information
Financial assets		1,106
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets	11,525	13,942
Other interest-bearing securities except loans
Risk information
Financial assets	41,561	57,144
Other interest-bearing securities except loans | AAA
Risk information
Financial assets	20,572	29,922
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets	20,989	27,222
Other interest-bearing securities except loans | BB+ to B-
Risk information
Financial assets	0
Loans in the form of interest-bearing securities
Risk information
Financial assets	51,227	54,257
Loans in the form of interest-bearing securities | AAA
Risk information
Financial assets	2,927	3,031
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets	17,761	16,949
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets	28,782	30,238
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets	1,154	4,039
Loans in the form of interest-bearing securities | CCC to D
Risk information
Financial assets	603
Loans to credit institutions
Risk information
Financial assets	19,009	22,145
Loans to credit institutions | AAA
Risk information
Financial assets	2,918	6,434
Loans to credit institutions | AA+ to A-
Risk information
Financial assets	13,879	13,115
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets	1,607	2,480
Loans to credit institutions | BB+ to B-
Risk information
Financial assets	605	116
Loans to the public
Risk information
Financial assets	224,165	207,737
Loans to the public | AAA
Risk information
Financial assets	121,022	113,495
Loans to the public | AA+ to A-
Risk information
Financial assets	29,134	27,062
Loans to the public | BBB+ to BBB-
Risk information
Financial assets	39,548	39,597
Loans to the public | BB+ to B-
Risk information
Financial assets	33,798	27,468
Loans to the public | CCC to D
Risk information
Financial assets	663	115
Derivatives
Risk information
Financial assets	6,432	10,304
Derivatives | AA+ to A-
Risk information
Financial assets	6,354	10,257
Derivatives | BBB+ to BBB-
Risk information
Financial assets	41	kr 47
Derivatives | BB+ to B-
Risk information
Financial assets	kr 37